Provision for credit losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision for credit losses
Provision for loan losses	SFr 284	SFr 201	SFr 190
Provision for lending-related and other exposures	40	44	20
Provision for credit losses	324	245	210
Bank
Provision for credit losses
Provision for credit losses	SFr 324	SFr 245	SFr 210